Commitments (Tables)	12 Months Ended
May 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of total future minimum lease payments under the non-cancellable operating leases
Year ending May 31,	Minimum lease payments

2023	$2,522
Future minimum operating lease payments	$2,522